Share Capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($) shares	Dec. 31, 2020 SGD ($) shares	Mar. 17, 2022 shares	Dec. 31, 2021 $ / shares shares
Statements [Line Items]
Issue of equity | $	$ 178,653,000
Capital reserve [member]
Statements [Line Items]
Issue of equity | $	$ 0
Property Guru Outstanding [Member]
Statements [Line Items]
Number of shares issued			595,825		341,957
Employee Share Grant Plan [Member]
Statements [Line Items]
Number of shares issued					114,948
Non Executive Directors Share Plan [Member]
Statements [Line Items]
Number of shares issued			6,318		22,816
Non Executive Directors [Member]
Statements [Line Items]
Number of shares issued					22,990,226
Ordinary shares [Member]
Statements [Line Items]
Number of shares outstanding1				3,555,946
Number Of Share Exchange					128,376,418
Per Share Value | $ / shares					$ 0.0001
Ordinary shares [Member] | Property Guru Outstanding [Member]
Statements [Line Items]
Number of shares outstanding1			55,983,598		127,838,995
Issue of equity | $		$ 2,278,000	$ 2,611,000
Conversion of stock shares converted		48,385,450
Ordinary shares [Member] | Employee Share Grant Plan [Member]
Statements [Line Items]
Issue of equity | $		$ 1,243,000
Ordinary shares [Member] | Non Executive Directors Share Plan [Member]
Statements [Line Items]
Issue of equity | $		180,000
Ordinary shares [Member] | Non Executive Directors [Member]
Statements [Line Items]
Issue of equity | $		$ 248,637,000